Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments by Category	Financial instruments by category
	December 31, 2024	December 31, 2023
Financial assets
Financial assets at fair value through profit or loss	$1,000	$995,101
Financial assets at amortized cost (Note)	65,007,331	48,839,518
	$65,008,331	$49,834,619

	December 31, 2024	December 31, 2023
Financial liabilities
Financial liabilities at amortized cost (Note)	$50,272,275	$42,216,345
Warrant liabilities	20,082,272	6,221,482
Convertible preference share liabilities	-	7,767,238
	$70,354,547	$56,205,065

Note: Financial assets at amortized cost include cash and cash equivalents, restricted deposits, accounts receivable, net, other receivables, net and guarantee deposits paid.

Schedule of Assets and Liabilities Denominated in Foreign Currencies	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:
	December 31, 2024
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$516,275	0.030	$15,732,406
EGP:USD	2,594,496	0.020	50,852,122
GBP:USD	21,733	1.260	27,383,676
Financial liabilities
Monetary items
NTD:USD	496,173	0.030	15,119,853
EGP:USD	89,942	0.020	1,762,866
GBP:USD	60,172	1.260	75,816,160

	December 31, 2023
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$516,510	0.033	$16,844,446
EGP:USD	600,433	0.055	33,285,236
Financial liabilities
Monetary items
NTD:USD	614,748	0.033	20,048,202
EGP:USD	432,966	0.033	14,158,000
GBP:USD	12,619	1.270	16,025,800

Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation	Analysis of foreign currency market risk arising from significant foreign exchange variation:
	Year ended December 31, 2024
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$157,324
EGP:USD	1%	508,521
GBP:USD	1%	273,837
Financial liabilities
Monetary items
NTD:USD	1%	151,199
EGP:USD	1%	17,629
GBP:USD	1%	758,162

	Year ended December 31, 2023
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$168,444
EGP:USD	1%	332,852
Financial liabilities
Monetary items
NTD:USD	1%	200,482
EGP:USD	1%	141,580
GBP:USD	1%	160,258

Schedule of Provision Matrix	On December 31, 2024 and 2023, the provision matrix are as follows:
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At December 31, 2024
Expected loss rate	0.03%	0.08%~91.71%	72.68%~100%	100%
Total book value	$514,854	$25,252,572	$4,290	$7,364,002	$33,135,718
Loss allowance	170	97,099	4,290	7,364,002	7,465,561

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At December 31, 2023
Expected loss rate	0.03%~100%	0.15%~100%	1.4%~100%	100%
Total book value	$3,937,838	$4,770,297	$3,100,633	$2,754,385	$14,563,153
Loss allowance	2,489,636	4,770,297	3,100,633	2,754,385	13,114,951

Schedule of Accounts and Other Receivable	Movements in relation to the Group applying the modified approach to provide ECLs for contract assets, accounts and other receivable are as follows:
	2024
	Accounts receivable	Other receivables
At January 1	$13,114,951	$521,852
Provision for ECLs	897,170	-
Write off of ECLs	(6,084,336)	-
Currency translation adjustments	(462,224)	-
At December 31	$7,465,561	$521,852

	2023
	Accounts receivable	Other receivables
At January 1	$1,481,779	$-
Provision for ECLs	11,633,172	521,852
At December 31	$13,114,951	$521,852

Schedule of Non-Derivative Financial Liabilities

Non-derivative financial liabilities:

December 31, 2024	Less than 1 year	Over 1 year
Lease liabilities	$210,448	$579,699
Long-term borrowings (including current portion)	1,972,371	4,372,188

December 31, 2023	Less than 1 year	Over 1 year
Lease liabilities	$30,327	$23,011
Long-term borrowings (including current portion)	1,817,873	6,822,438